Other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other financial liabilities.
Schedule of other financial liabilities

	30 June	31 December
US$ thousand	2025	2024
Current
Contingent consideration	86,050	23,680
Royalty liability	5,785	5,592
Financial liabilities arising from sale and leaseback transaction	225	213
	92,060	29,485

Non-current
Contingent consideration	33,540	70,370
Royalty liability	40,730	42,069
Financial liabilities arising from sale and leaseback transaction	—	115
	74,270	112,554
	166,330	142,039